Registration Nos. 033-85982

811-08846

As filed with the Securities and Exchange Commission on September 26, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.

Post-Effective Amendment No. 43 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44 ☒

(Check appropriate box or boxes)

Tributary Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

1620 Dodge Street

Omaha, NE 68197

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:
(800) 662-4203

Brittany Fahrenkrog
1620 Dodge Street
Omaha, NE 68197

(Name and Address of Agent for Service)

Copies to:

Daniel A. Peterson
Husch Blackwell LLP
190 Carondelet Plaza

Suite 600

St. Louis, MO 63105

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐                                    immediately upon filing pursuant to paragraph (b)

☐                                    on (date)  pursuant to paragraph (b)

☒                                  60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRIBUTARY FUNDS, INC.

September 26, 2014 Supplement to the Prospectus dated August 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Please note that all changes are effective October 1, 2014, unless otherwise noted below.

On pages 9 and 10, in the section entitled “Principal Investment Strategies” for the Tributary Balanced Fund, please delete the second and third paragraphs in their entirety and replace them with the following:

With respect to the equity portion of the Fund, the sub-adviser intends to target companies with above average sales and earnings growth characteristics and below average valuations with a focus on investing in companies that have an improving profit outlook. The sub-adviser employs strategies to control the risks of the Fund’s equity holdings, including diversifying stockholdings across the major economic sectors and individual companies.

With respect to the fixed income portion of the Fund, the sub-adviser intends to target bonds with attractive yields.  Additionally, the Fund intends to invest primarily in fixed income securities rated, at the time of purchase, within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s sub-adviser.  However, also with respect to the fixed income portion of the Fund, the Fund may invest up to 20% of that portion in fixed income securities rated below such ratings (“junk” or “high yield” bonds) but not lower than a B rating by an NRSRO at the time of purchase.  In addition, the sub-adviser seeks to diversify its bond holdings across the major fixed income sectors, individual issuers, and maturities to maintain a fixed income allocation dollar-weighted average maturity of three years or more.

On page 10, in the section entitled “Principal Risks” for the Tributary Balanced Fund, please delete the “Growth Investing Risk” in its entirety and replace it with the following:

Growth Investing Risk: The Fund’s growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for this Fund may not grow as the sub-adviser anticipated.

On page 10, in the section entitled “Principal Risks” for the Tributary Balanced Fund, please insert the following risk:

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies.  Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations.

On page 11, in the section entitled “Performance History for Past 10 Years” for the Tributary Balanced Fund, please delete the first paragraph in its entirety and replace it with the following paragraph:

The bar chart and table below show the Fund’s annual returns and its long-term performance and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and a composite index that is comprised of 60% of the Fund’s equity benchmark and 40% of the Fund’s fixed income benchmark.  The composite index is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the indices do not reflect the returns net of fees, expenses, or taxes.

On page 11, in the section entitled “Performance History for Past 10 Years” for the Tributary Balanced Fund, after the second paragraph please insert the following paragraph:

Effective October 1, 2014, for consistency with the duration parameters of the fixed income portion of the Fund, the Fund will replace the Barclays U.S. Government/Credit Index with the Barclays U.S. Intermediate Government/Credit Index and the Composite Index comprised of 60% S&P 500 Index and 40% Barclays U.S. Government/Credit Index with the Composite Index comprised of 60% S&P 500 Index and 40% Barclays U.S. Intermediate Government/Credit Index, as the Fund’s secondary benchmarks.

On pages 11 and 12, in the section entitled “Performance History for Past 10 Years” for the Tributary Balanced Fund, please delete both of the tables entitled “Average Annual Total Returns (For periods ended December 31, 2013)” in their entirety and insert the following table:

Average Annual Total Returns

(For periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Institutional Class Return (Before Taxes)	21.90%	15.57%	8.24%
Institutional Plus Class Return (Before Taxes)	22.19%	N/A%	N/A%
Institutional Class Return After Taxes on Distributions	19.78%	14.92%	7.50%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	14.10%	12.55%	6.65%
S&P 500 Index	32.39%	17.94%	7.41%
Barclays U.S. Intermediate Government/Credit Index	-0.86%	3.96%	4.09%
Barclays U.S. Government/Credit Index	-2.35%	4.40%	4.52%
Composite Index (60% S&P 500 Index, 40% Barclays U.S. Intermediate Government/Credit Index)	18.10%	12.49%	6.35%
Composite Index (60% S&P 500 Index, 40% Barclays U.S. Government/Credit Index)	17.40%	12.69%	6.54%

On page 12, in the section entitled “Performance History for Past 10 Years” for the Tributary Balanced Fund, please delete the table entitled “ Annual Total Returns — Institutional Plus Class (%)” in its entirety.

On page 12, for the Tributary Balanced Fund, please delete the section entitled “Management” in its entirety and replace it with the following section:

Management

Investment Adviser:

Tributary Capital Management, LLC

Investment Sub-Adviser:

First National Fund Advisers, a division of First National Bank of Omaha (“FNFA”)

Portfolio Managers:

Charles Lauber, CFA, Portfolio Manager of Tributary, has managed the Fund since August 2014.

Ronald Horner, Managing Director and Head of Fixed Income of FNFA, has managed the Fund since October 2014.

Kurt Speieler, CFA, Chief Investment Officer and Managing Director of FNFA, has managed the Fund since October 2014.

On page 13, in the section entitled “Principal Investment Strategies” for the Tributary Growth Opportunities Fund, please delete the second paragraph in its entirety and replace it with the following:

The sub-adviser seeks to implement a core growth approach to the portfolio that targets companies with above average growth characteristics and below average valuations. The focus is on investing in companies with sustainable above average growth in sales, earnings, and intrinsic value. The sub-adviser employs multiple diversification strategies to control risk and the Fund’s holdings are diversified across the major economic sectors and by the number of company positions.

On page 14, in the section entitled “Principal Risks” for the Tributary Growth Opportunities Fund, please delete the “Growth Investing Risk” in its entirety and replace it with the following:

Growth Investing Risk: The Fund’s growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for this Fund may not grow as the sub-adviser anticipated.

On page 16, for the Tributary Growth Opportunities Fund, please delete the section entitled “Management” in its entirety and replace it with the following section:

Management

Investment Adviser:

Tributary Capital Management, LLC

Investment Sub-Adviser:

First National Fund Advisers, a division of First National Bank of Omaha (“FNFA”)

Portfolio Managers:

Charles Lauber, CFA, Portfolio Manager of Tributary, has managed the Fund since August 2014.

Kurt Spieler, CFA, Chief Investment Officer and Managing Director of FNFA, has managed the Fund since October 2014.

On pages 25 and 26, in the section entitled “Principal Investment Strategies” for the Tributary Balanced Fund, please delete the section in its entirety and replace it with the following:

Based on the assessment of market conditions by the investment sub-adviser, First National Fund Advisers (the “Sub-Adviser”), the Balanced Fund will allocate its assets (defined as net assets plus borrowings for investment purposes) among stocks, fixed income securities, and cash equivalents.  The Balanced Fund will invest 25% to 75% of its total assets in stocks and convertible securities, and at least 25% of its total assets in fixed income securities.  The Balanced Fund may also invest in preferred stocks and warrants and may invest in securities issued by companies with large, medium, or small capitalizations.

Equities:  With respect to the equity portion of the Balanced Fund, the Sub-Adviser targets companies with above average sales and earnings growth characteristics and below average valuations with a focus on investing in companies that have an improving profit outlook.  The Sub-Adviser employs strategies to control the risks of the Balanced Fund’s equity holdings, including diversifying stockholdings across the major economic sectors and individual companies.

Fixed Income Securities:  With respect to the fixed income portion of the Balanced Fund, the Sub-Adviser targets bonds with attractive yields.  The Sub-Adviser employs strategies to control the risks of the Balanced Fund’s fixed income holdings, including a requirement that at the time of purchase bonds will be “investment grade.”  In addition, the Sub-Adviser diversifies bond holdings across the major fixed income sectors, individual issuers, and maturities to maintain a fixed income allocation dollar-weighted average maturity of three years or more.

The fixed income component of the Balanced Fund’s portfolio may include:

•             Bonds, notes, and debentures from a wide range of U.S. corporate issuers;

•             Yankee Bonds;

•             Money market funds;

•             Mortgage-related securities;

•             State, municipal, or industrial or general obligation revenue bonds;

•             Obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; or

•             Fixed income securities that can be converted into or exchanged for common stock.

In addition, the Balanced Fund may invest in cash equivalents, repurchase agreements or asset-backed securities.

The fixed income securities in which the Balanced Fund invests will mostly be “investment grade” at purchase, which means they will be:

•             Rated at purchase within the four highest ratings (AAA, AA, A, BBB, or equivalent) of an NRSRO, such as Moody’s, Standard & Poor’s, or Fitch Ratings; or

•             If unrated, considered at purchase by the Fund’s Sub-Adviser to be of comparable quality.

The Fund may also invest up to 20% of its fixed income securities in fixed income securities rated below such ratings, but no lower than a B rating by an NRSRO at the time of purchase.

The Balanced Fund seeks to maintain a fixed income allocation dollar-weighted average maturity of three years or more under normal market conditions.  To calculate maturity, the Sub-Adviser uses each instrument’s ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device.  For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the Sub-Adviser uses the effective maturity, which is shorter than the stated maturity.

The Balanced Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”).

On page 26, in the section entitled “Principal Risks — Equity Securities” for the Tributary Balanced Fund, please delete the “Growth Investing Risk” in its entirety and replace it with the following:

Growth Investing Risk: The Balanced Fund’s growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for the Balanced Fund may not grow as the Sub-Adviser anticipated.

On page 26, in the section entitled “Principal Risks — Fixed Income Securities” for the Tributary Balanced Fund, after the first paragraph, please insert the following risk:

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies.  Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations.

On pages 28 and 29, in the section entitled “Principal Investment Strategies” for the Tributary Growth Opportunities Fund, please delete the second and third paragraphs in their entirety and replace them with the following:

The Growth Opportunities Fund’s investment sub-adviser, First National Fund Advisers (the “Sub-Adviser”), intends to implement a core growth approach focused on companies with above average growth characteristics and below average valuations.  Valuation is an important component of the investment process as the Sub-Adviser looks for companies with valuations that are attractive relative to their current earnings or their projected earnings growth rate.  Within portfolio construction, the Sub-Adviser may employ multiple diversification strategies to control risk.  The Growth Opportunities Fund’s holdings may be diversified across the major economic sectors and by the number of company positions.

In choosing investments, the Sub-Adviser intends to look for companies with sustainable above average growth in sales, earnings, and intrinsic value.  Company attributes may include the following competitive advantages:

•             Market share gains;

•             Product innovation;

•             Low-cost production;

•             Marketing; and

•             Research and development.

On page 29, in the section entitled “Principal Risks” for the Tributary Growth Opportunities Fund, please delete the “Growth Investing Risk” in its entirety and replace it with the following:

Growth Investing Risk: The Growth Opportunities Fund’s growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for the Growth Opportunities Fund may not grow as the Sub-Adviser anticipated.

On page 35, in the section entitled “Management of the Funds,” please delete the sub-sections entitled “Investment Sub-Adviser” and “Responsibilities” in their entirety and replace them with the following sections:

Investment Sub-Adviser

First National Fund Advisers (“Sub-Adviser”), a division of First National, located at 215 West Oak Street, Fort Collins, CO  80521 and 14010 FNB Parkway, Omaha, NE 68154, serves as the Sub-Adviser to the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, and the Growth Opportunities Fund.  FNFA is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, and provides investment advisory services to the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, and the Growth Opportunities Fund.

At its August 21, 2014 Quarterly Board Meeting, the Board of Directors of the Company approved an amendment to the investment sub-advisory agreement with First National Fund Advisers, effective October 1, 2014, to provide investment advisory services to the Balanced Fund and the Growth Opportunities Fund. A discussion of the basis for the Board of Directors’ approval of the amendment to the investment sub-advisory agreement will be included in the Company’s Annual Report to shareholders for the year ended March 31, 2015.

Responsibilities

Tributary supervises and administers the Funds’ respective investment programs.  Supervised by the Funds’ Board of Directors and following each Fund’s investment objectives and restrictions, Tributary (or, as to the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, and the Growth Opportunities Fund, the Sub-Adviser):

•                  Manages a Fund’s investments;

•                  Makes buy/sell decisions and places the orders; and

•                  Keeps records of purchases and sales.

On page 36, in the section entitled “Management of the Funds,” please delete the sub-section entitled “Balanced Fund and Growth Opportunities Fund (Growth Equities Team)” in its entirety and replace it with the following sections:

Balanced Fund (sub-advised by FNFA)

•                  Ronald Horner, Managing Director, Fixed Income.  Ron joined First National in March 2006 as a Managing Director and Head of Fixed Income.  In this capacity Ron provides leadership and oversight for all of First National’s fixed income investment mandates including those managed by the Sub-Adviser.  Ronald’s 26 year career in investment management includes 18 years with Commercial Federal Bank serving as an Investment Portfolio Manager and Secondary Mortgage Marketing Manager.  He received his B.S. from Creighton University and Masters of Business Administration from the University of Nebraska at Omaha.

•                  Charles Lauber, CFA, Portfolio Manager.  Chuck serves as a Portfolio Manager for the Balanced Fund and the Growth Opportunities Fund and has been responsible for analyzing the technology, healthcare, and telecom sectors since joining First National in August 2006.  Chuck has nearly 20 years of investment experience, serving as an asset allocation portfolio manager from early 2005 to August 2006 at Koesten Hirschmann & Crabtree in Overland Park, KS, and previously working at Security Benefit Group in Topeka, KS.  Chuck earned his Bachelor of Business Administration in Finance from East Texas State University in 1987 and his Master of Business Administration in Finance in 1993 from the McCombs School of Business at the University of Texas.  In 1997, he earned his designation as a Chartered Financial Analyst from the CFA Institute.  Chuck is a member of the CFA Institute, DFW Society of Financial Analysts, and the National Association of Business Economists.

•                  Kurt Spieler, CFA, Chief Investment Officer and Managing Director. Kurt serves as Portfolio Manager for the Balanced Fund and the Growth Opportunities Fund.  He joined First National in 2005 and has 26 years of experience including the portfolio management of mutual funds in emerging markets, core international and U.S. moderate allocation.  Previously, he was head of international equities for Principal Global Investors, as well as president of his own asset management firm.  Kurt graduated from Iowa State University and chose to obtain his MBA from Drake University.  Kurt is a member of the CFA Institute and the CFA Society of Colorado.

Growth Opportunities Fund (sub-advised by FNFA)

•                  Kurt Spieler, CFA, Chief Investment Officer and Managing Director. Kurt serves as Portfolio Manager for the Balanced Fund and the Growth Opportunities Fund.  He joined First National in 2005 and has 26 years of experience including the portfolio management of mutual funds in emerging markets, core international and U.S. moderate allocation.  Previously, he was head of international equities for Principal Global Investors, as well as president of his own asset management firm.  Kurt graduated from Iowa State University and chose to obtain his MBA from Drake University.  Kurt is a member of the CFA Institute and the CFA Society of Colorado.

•                  Charles Lauber, CFA, Portfolio Manager.  Chuck serves as a Portfolio Manager for the Balanced Fund and the Growth Opportunities Fund and has been responsible for analyzing the technology, healthcare, and telecom sectors since joining First National in August 2006.  Chuck has nearly 20 years of investment experience, serving as an asset allocation portfolio manager from early 2005 to August 2006 at Koesten Hirschmann & Crabtree in Overland Park, KS, and previously working at Security Benefit Group in Topeka, KS.  Chuck earned his Bachelor of Business Administration in Finance from East Texas State University in 1987 and his Master of Business Administration in Finance in 1993 from the McCombs School of Business at the University of Texas.  In 1997, he earned his designation as a Chartered Financial Analyst from the CFA Institute.  Chuck is a member of the CFA Institute, DFW Society of Financial Analysts, and the National Association of Business Economists.

Please retain this supplement for future reference.

TRIBUTARY FUNDS, INC.

September 26, 2014 Supplement to the Statement of Additional Information dated August 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Please note that all changes are effective October 1, 2014, unless otherwise noted below.

On page 5, in the section entitled “Additional Information on Portfolio Instruments,” sub-section “Fixed Income Securities,” please delete the paragraph in its entirety and replace it with the following:

Fixed Income Securities.  Each of the Funds may invest in fixed income securities.  With the exception of the Short Intermediate Fund, the Income Fund, and Balanced Fund, any fixed income securities in which any of the Funds invest will be “investment grade.”  The Short Intermediate Fund and the Income Fund may each invest up to 20% of their respective assets in fixed-income securities rated below “investment grade,” but no lower than a B rating, by a nationally recognized statistical rating organization (“NRSRO”).  The Balanced Fund may invest up to 20% of the fixed income portion of the Fund in fixed income securities rated below “investment grade,” but not lower than a B rating by an NRSRO at the time of purchase.  For a complete explanation of “investment grade” fixed income securities, please see Appendix A to this SAI.

On page 5, in the section entitled “Additional Information on Portfolio Instruments,” after sub-section “Fixed Income Securities,” please insert the following paragraphs:

High-Yield Bonds and Securities of Distressed Companies.  Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds are described as “speculative” by Moody’s, S&P and Fitch.  Investment in lower rated corporate debt securities (“high-yield securities” or “junk bonds”) and securities of distressed companies generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.  Securities of distressed companies include both debt and equity securities.  High-yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Issuers of high-yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful.  Analysis of the creditworthiness of issuers of debt securities that are high-yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.

High-yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.  The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in prices of high-yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds, by investing in such securities, may incur additional expenses to seek recovery of their respective investments.  In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.  The respective sub-advisers seek to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market on which high-yield and distressed company securities are traded may be less liquid than the market for higher grade securities.  Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high-yield or distressed company security, and could adversely affect the daily net asset value of the shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield and distressed company securities, especially in a thinly traded market.  When secondary markets for high-yield and distressed company securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.  The Advisers seek to minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.

The use of credit ratings as the sole method of evaluating high-yield securities and debt securities of distressed companies can involve certain risks.  For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security.  Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.  The Advisers do not rely solely on credit ratings when selecting debt securities for a Fund, and develop their own independent analysis of issuer credit quality.  If a credit rating agency changes the rating of a debt security held by a Fund, the Fund may retain the security if the Adviser deems it in the best interest of the Fund’s shareholders.

On page 25, in the section entitled “Investment Advisers and Sub-Advisers,” please delete the third and fourth paragraphs in their entirety and replace them with the following paragraphs:

Investment sub-advisory services are provided to the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, and the Growth Opportunities Fund by FNFA under an Investment Sub-Advisory Agreement dated November 17, 2011, as amended August 21, 2014 (effective as of October 1, 2014) (the “FNFA Sub-Advisory Agreement,” together with the Master Advisory Agreement, the “Advisory Agreements”).

Under the FNFA Sub-Advisory Agreement, FNFA provides investment sub-advisory services to Tributary for the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, and the Growth Opportunities Fund as described in the Prospectus.  For the services provided and expenses assumed under the FNFA Sub-Advisory Agreement, Tributary pays FNFA a fee equal to 0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.375% of the average daily net assets of the Balanced Fund, and 0.375% of the average daily net assets of the Growth Opportunities Fund.  The fees paid to FNFA are a portion of, and are not in addition to, the advisory fees paid by the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, and the Growth Opportunities Fund to Tributary described above.

On page 29, in the section entitled “Management of the Company,” under subsection “Portfolio Managers,” please delete the first paragraph in its entirety and replace it with the following paragraph:

Michael L. Johnson and Mark A. Wynegar of Tributary have responsibility for managing the Small Company Fund; Ron Horner, Charles Lauber, and Kurt Spieler of FNFA are responsible for managing the Balanced Fund; Charles Lauber and Kurt Spieler of FNFA are responsible for managing the Growth Opportunities Fund; and Ron Horner and Travis J. Nordstrom of FNFA share responsibility for managing the Short-Intermediate Bond Fund and the Income Fund.

2

On page 29, in the section entitled “Management of the Company,” subsection “Portfolio Managers” regarding the table for “Other Accounts Managed,” please delete the table in its entirety and replace it with the following table:

Name of Manager	Number of Accounts	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Michael L. Johnson
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	18	$84.1M	0	0

Ronald Horner
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	42	$819M	0	0

Charles Lauber
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	1	$2.0M	0	0

Travis J. Nordstrom
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	42	$819M	0	0

Kurt Spieler
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	117	$1,570M	0	0

Mark A. Wynegar
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	90	$190.3M	0	0

On page 30, in the section entitled “Management of the Company” subsection “Portfolio Managers” regarding the “Ownership of Fund Shares” table, please delete the table in its entirety and replace it with the following table:

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	DOLLAR RANGE

Michael L. Johnson	Small Company Fund	$100,001-$500,000

Ronald Horner	Short-Intermediate Bond Fund Income Fund Balanced Fund	$10,001-$50,000 None None

Charles Lauber	Balanced Fund Growth Opportunities Fund	None $100,001-$500,000

Travis J. Nordstrom	Short-Intermediate Bond Fund Income Fund	$50,001-$100,000 None

Kurt Spieler	Balanced Fund Growth Opportunities Fund	None $50,001 - $100,000

Mark A. Wynegar	Small Company Fund	$50,001-$100,000

3

On page A-1, in Appendix A, in the section entitled “Investment Grade Debt Securities,” please delete the first paragraph in its entirety and replace it with the following paragraph:

Investment Grade Debt Securities.  As stated in the Prospectus, each Fund may invest in debt securities rated at purchase BBB or better by Standard & Poor’s Corporation (“S&P”), Baa or better by Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent rating or better by nationally recognized statistical rating organization (“NRSRO”), or if unrated, considered by the Fund’s Adviser to be of comparable quality (“Investment Grade Debt Securities”).  The Short-Intermediate Bond Fund and the Income Fund may invest up to 20% of their assets in fixed income securities rated below “Investment Grade,” but no lower than a B rating by an NRSRO. The Balanced Fund may invest up to 20% of the fixed income portion of the Fund in fixed income securities rated below “investment grade,” but not lower than a B rating by an NRSRO at the time of purchase.

Please retain this supplement for future reference.

4

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)

Articles of Amendment and Second Amended and Restated Articles of Incorporation of the registrant dated August 22, 2011 (incorporated by reference to Exhibit (a) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(b)	Amended and Restated Bylaws of the registrant dated August 1, 2010 (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 35 on Form N-1A filed July 29, 2010).

(c)	Not applicable.

(d)(1)

Investment Advisory Agreement between the registrant and Tributary Capital Management, LLC dated May 3, 2010 (incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(d)(2)

Investment Sub-Advisory Agreement between Tributary Capital Management, LLC and First National Fund Advisers dated November 17, 2011 (incorporated by reference to Exhibit (d)(3) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(d)(3)	Amendment to Investment Sub-Advisory Agreement between Tributary Capital Management, LLC and First National Fund Advisers dated October 1, 2014, to be filed by amendment.

(e)(1)

Underwriting Agreement between the registrant and Northern Lights Distributors, LLC dated November 10, 2012 (incorporated by reference to Exhibit (e)(1) to Post Effective Amendment No. 38 on Form N-1A filed on July 26, 2013).

(e)(2)

Distribution Services Agreement between the Tributary Capital Management, LLC and Northern Lights Distributors, LLC dated November 10, 2012 (incorporated by reference to Exhibit (e)(2) to Post Effective Amendment No. 38 on Form N-1A filed on July 26, 2013).

(f)	Not applicable.

(g)(1)

Domestic Custody Agreement between the registrant and JPMorgan Chase Bank, National Association dated January 28, 2011 (incorporated by reference to Exhibit (g)(1) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(g)(2)

Fee Schedule to the Domestic Custody Agreement between the registrant and JPMorgan Chase Bank, National Association dated January 28, 2011 (incorporated by reference to Exhibit (g)(2) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(g)(3)

Amendment to the Domestic Custody Agreement between the registrant and JPMorgan Chase Bank, National Association dated March 1, 2011 (incorporated by reference to Exhibit (g)(3) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(g)(4)

Rider to the Domestic Custody Agreement for Global Fund Order Routing Services between the registrant and JPMorgan Chase Bank, National Association dated April 15, 2011 (incorporated by reference to Exhibit (g)(4) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(1)

Administrative Services Plan and Servicing Agreement to the Administrative Services Plan by and between the registrant and Ascensus, Inc. dated August 15, 2012 (incorporated by reference to Exhibit (h)(1) to Post Effective Amendment No. 38 on Form N-1A filed on July 26, 2013).

(h)(2)

Administrative Services Plan and Servicing Agreement to the Administrative Services Plan by and between the registrant and First National Bank of Omaha dated August 19, 2010 (incorporated by reference to Exhibit (h)(2) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(3)

Co-Administration Agreement between the registrant and First National Bank of Omaha dated October 1, 2006 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 25 on Form N-1A filed July 30, 2007).

(h)(4)

Amendment and Assignment of Co-Administration Agreement between First National Bank of Omaha and Tributary Capital Management, LLC dated May 3, 2010 (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(h)(5)

Fund Accounting and Co-Administration Services Agreement between the registrant and Jackson Fund Services dated December 18, 2009 (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(h)(6)

Amendment to the Fund Accounting and Co-Administration Services Agreement between the registrant and Jackson Fund Services dated May 17, 2011(incorporated by reference to Exhibit (h)(7) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(7)

Amended and Restated Agency Agreement between the registrant and DST Systems, Inc. dated October 1, 2012 (incorporated by reference to Exhibit (h)(7) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(8)

Transfer Agency Fee Schedule to Agency Agreement between the registrant and DST Systems, Inc. effective October 1, 2012 (incorporated by reference to Exhibit (h)(8) to Post Effective Amendment No. 38 on Form N-1A filed on July 26, 2013).

(h)(9)

Services Agreement between the registrant, Tributary Capital Management, LLC, and Charles Schwab & Co., Inc. dated April 17, 2006 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 32 on Form N-1A filed July 30, 2008).

(h)(10)

Schedule 1 to the Services Agreement between the registrant, Tributary Capital Management, LLC, and Charles Schwab & Co., Inc. dated December 20, 2011 (incorporated by reference to Exhibit (h)(10) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(11)

Operating Agreement between the registrant and Charles Schwab & Co., Inc. dated April 17, 2006 (incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 32 on Form N-1A filed July 30, 2008).

(h)(12)

Services Agreement between Tributary Capital Management, LLC, FNB Fund Advisers, Northern Lights Distributors, LLC, National Financial Services LLC, Fidelity Brokerage Services LLC, and Fidelity Investments Institutional Operations Company, Inc. dated August 1, 2009 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(h)(13)

Amendment to Services Agreement between Tributary Capital Management, LLC, Northern Lights Distributors, LLC, National Financial Services LLC, Fidelity Brokerage Services LLC, and Fidelity Investments Institutional Operations Company, Inc. dated May 3, 2010 (incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 35 on Form N-1A filed July 29, 2010).

(h)(14)

Amendment to Services Agreement between Tributary Capital Management, LLC, Northern Lights Distributors, LLC, National Financial Services LLC, Fidelity Brokerage Services LLC, and Fidelity Investments Institutional Operations Company, Inc. dated August 1, 2013 (incorporated by reference to Exhibit (h)(14) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(15)

Operating Agreement between the registrant, Northern Lights Distributors, LLC, Tributary Capital Management, LLC, and Vanguard Marketing Corporation dated October 4, 2013 (incorporated by reference to Exhibit (h)(15) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(16)

Operations Agreement between Northern Lights Distributors, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated September 4, 2013 (incorporated by reference to Exhibit (h)(16) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(17)

No-Load Fund Services Agreement between Northern Lights Distributors, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated September 4, 2013 (incorporated by reference to Exhibit (h)(17) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(18)

Fee Based Supplemental Agreement between Northern Lights Distributors, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated September 4, 2013 (incorporated by reference to Exhibit (h)(18) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(19)

Compensation Letter Agreement between Tributary Capital Management, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated July 9, 2013 (incorporated by reference to Exhibit (h)(19) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(20)

Acknowledgment of Obligations and Agreement between the registrant, Tributary Capital Management, LLC and Northern Lights Distributors, LLC dated July 24, 2013 (incorporated by reference to Exhibit (h)(20) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(21)

Seventh Amended and Restated Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Fidelity under an Operating Agreement) dated August 1, 2013 (incorporated by reference to Exhibit (h)(21) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(22)

Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated under an Operations Agreement) dated August 31, 2013 (incorporated by reference to Exhibit (h)(22) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(23)

Fee Apportionment Agreement between the registrant, Tributary Capital Management, LLC, and First National Fund Advisers (for services provided by Vanguard Marketing Corporation under an Operating Agreement) dated September 24, 2013 (incorporated by reference to Exhibit (h)(23) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(24)

Compliance Services Agreement between the registrant and Beacon Hill Fund Services, Inc. dated December 21, 2009 (incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(h)(25)

Amendment to Compliance Services Agreement between the registrant and Beacon Hill Fund Services, Inc. dated December 21, 2011 (incorporated by reference to Exhibit (h)(25) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(26)

Amendment to Compliance Services Agreement between the registrant and Beacon Hill Fund Services, Inc. dated October 1, 2013 (incorporated by reference to Exhibit (h)(26) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(27)

Amendment to Compliance Services Agreement between the registrant and Beacon Hill Fund Services, Inc. dated April 1, 2014 (incorporated by reference to Exhibit (h)(27) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(28)

Indemnification Agreement between the registrant and Stephen Frantz dated August 19, 2010 (incorporated by reference to Exhibit (h)(19) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(29)

Indemnification Agreement between the registrant and John McCartney dated August 19, 2010(incorporated by reference to Exhibit (h)(20) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(30)

Indemnification Agreement between the registrant and Gary Parker dated August 19, 2010(incorporated by reference to Exhibit (h)(21) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(31)

Indemnification Agreement between the registrant and Robert Reed dated August 19, 2010 (incorporated by reference to Exhibit (h)(22) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(32)

Indemnification Agreement between the registrant and Rodney Ruehle dated August 19, 2010 (incorporated by reference to Exhibit (h)(23) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(33)

Indemnification Agreement between the registrant and Daniel Koors dated August 19, 2010 (incorporated by reference to Exhibit (h)(24) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(h)(34)

Indemnification Agreement between the registrant and Emily Bennett dated June 17, 2013 (incorporated by reference to Exhibit (h)(25) to Post Effective Amendment No. 38 on Form N-1A filed on July 26, 2013).

(h)(35)

Indemnification Agreement between the registrant and Karen Buiter dated May 7, 2014 (incorporated by reference to Exhibit (h)(35) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(36)

Indemnification Agreement between the registrant and Angela Burke dated June 24, 2014 (incorporated by reference to Exhibit (h)(36) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(37)

Expense Waiver Agreement between registrant and Tributary Capital Management, LLC dated August 1, 2014 (incorporated by reference to Exhibit (h)(37) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(38)

Expense Waiver Agreement between registrant and First National Fund Advisors dated August 1, 2014 (incorporated by reference to Exhibit (h)(38) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(h)(39)	Amendment to Expense Waiver Agreement between registrant and First National Fund Advisors dated October 1, 2014, to be filed by amendment.

(i)(1)	Opinion of Husch Blackwell LLP (incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 35 on Form N-1A filed July 29, 2010).

(i)(2)	Consent of Husch Blackwell LLP is filed herewith.

(j)(1)	Consent of KPMG LLP, to be filed by amendment.

(j)(2)

Limited Power of Attorney on behalf of the directors of the registrant dated May 29, 2014 (incorporated by reference to Exhibit (j)(2) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(k)	Not applicable.

(l)	Subscription Agreement of Miriam M. Allison dated December 20, 1994 (incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 5 on Form N-1A filed July 23, 1996).

(m)(1)

Amended and Restated Distribution Plan — Tributary Funds: Class A Shares dated August 19, 2010 (incorporated by reference to Exhibit (m)(1) to Post Effective Amendment No. 38 on Form N-1A filed on July 26, 2013).

(n)

Second Amended and Restated Rule 18f-3 Multi-Class Plan of the registrant dated August 1, 2011(incorporated by reference to Exhibit (n) to Post Effective Amendment No. 37 on Form N-1A filed on July 31, 2012).

(o)	Not applicable.

(p)(1)	Code of Ethics of the registrant (incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(p)(2)	Code of Ethics of First National Fund Advisers dated September 26, 2013 (incorporated by reference to Exhibit (p)(2) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(p)(3)	Code of Ethics of Tributary Capital Management, LLC dated March 19, 2013 (incorporated by reference to Exhibit (p)(3) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

(p)(4)	Code of Ethics of Northern Lights Distributors, LLC (incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 34 on Form N-1A filed June 1, 2010).

(p)(6)	Code of Ethics of Jackson National Asset Management, LLC dated January 2014 (incorporated by reference to Exhibit (p)(6) to Post Effective Amendment No. 41 on Form N-1A filed on July 31, 2014).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30. INDEMNIFICATION

Sections 21-20,103 and 20,108 of the Nebraska Business Corporation Act allow indemnification of officers and directors of the registrant under circumstances set forth therein. The registrant has made such indemnification mandatory. Reference is made to Articles VII(D) and IX of the registrant’s Amended and Restated Articles of Incorporation and Article XIII of registrant’s Amended and Restated Bylaws.

The general effect of such provision is to require indemnification of persons who are in an official capacity with the corporation against judgments, penalties, fines, and reasonable expenses including attorneys’ fees incurred by said person if: (1) the person has not been indemnified by another organization for the same judgments, penalties, fines, and expenses for the same acts or omissions; (2) the person acted in good faith; (3) the person received no improper personal benefit; (4) in the case of a criminal proceeding, the person had no reasonable cause to believe the conduct was unlawful; and (5) in the case of directors, officers, and employees of the corporation, such persons reasonably believed that the conduct was in the best interest of the corporation, or in the case of directors, officers, or employees serving at the request of the corporation for another organization, such person reasonably believed that the conduct was not opposed to the best interests of the corporation. A corporation is permitted to maintain insurance on behalf of any officer, director, employee, or agent of the corporation or any person serving as such at the request of the corporation against any liability of such person.

Nevertheless, the Amended and Restated Articles of Incorporation prohibit any indemnification that would be in violation of Section 17(b) of the Investment Company Act of 1940, as now enacted or hereafter amended and the Amended and Restated Bylaws prohibits any indemnification inconsistent with the guidelines set forth in Investment Company Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 2, 1980). Such Releases prohibit indemnification in cases involving willful misfeasance, bad faith, gross negligence, and reckless disregard of duty and establish procedures for the determination of entitlement to indemnification and expense advances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification by the registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the registrant by such director, officer, or controlling person and the U.S. Securities and Exchange Commission is still of the same opinion, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to the indemnification provisions contained in the registrant’s Articles and Bylaws, the registrant has entered into indemnification agreements with each of its officers and directors.  In addition to these indemnification agreements, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Underwriting Agreement, Fund Accounting and Co-Administration Agreement, and Domestic Custody Agreement. Finally, the registrant has also included in its Amended and Restated Articles of Incorporation a provision which eliminates the liability of outside directors to monetary damages for breach of fiduciary duty by such directors. Pursuant to Neb. Rev. Stat. Section 21-2018(2)(d) , such limitation of liability does not eliminate or limit liability of such directors for any act or omission not in good faith which involves intentional misconduct or a knowing violation of law, any transaction from which such director derived an improper direct or indirect financial benefit, for paying a dividend or approving a stock repurchase which was in violation of the Nebraska Business Corporation Act and for any act or omission which violates a declaratory or injunctive order obtained by the registrant or its shareholders.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Tributary Capital Management, LLC (“Tributary”), a wholly owned subsidiary of First National of Nebraska, Inc. (“First National”), is the investment adviser to each of the investment portfolios of the registrant. First National and its affiliates provide a full range of financial and trust services to businesses, individuals, and government entities. First National and its affiliates serve Nebraska, as well as other areas of the Midwest.

To the knowledge of registrant, none of the directors or officers of Tributary is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature, except that certain officers and directors of Tributary also hold positions with Tributary’s parent, First National, or its subsidiaries or affiliates.

Partners of Tributary Capital Management, LLC

Name & Address	Principal Occupation

Stephen R. Frantz 1620 Dodge Street Stop 1089 Omaha, Nebraska, 68197	Managing Partner (05/01/2010 to present)

Mark A. Wynegar 1620 Dodge Street Stop 1089 Omaha, Nebraska, 68197	Partner (01/01/2011 to present)

ITEM 32. PRINCIPAL UNDERWRITERS.

Item 32(a)

Northern Lights Distributors, LLC (“NLD”), the principal underwriter of the registrant, also acts as a principal underwriter for the following: AdvisorOne Funds, AmericaFirst Quantitative Funds,  Compass EMP Funds Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, GL Beyond Income Fund,Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund Series Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights ETF Trust, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Variable Trust, OCM Mutual Fund, Resource Real Estate Diversified Income Fund, The Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Total Income+ Real Estate Fund, Two Roads Shared Trust, and Vertical Capital Income Fund.

Item 32(b)

NLD is registered with U.S. Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 17605 Wright Street, Omaha, NE  68130.   NLD is an affiliate of Gemini Fund Services, LLC.  To the best of registrant’s knowledge, the following are the managers and officers of NLD:

Managers and Officers of Northern Lights Distributors, LLC

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Fund
Brian Nielsen 17606 Wright Street Omaha, Nebraska 68130	Manager, Chief Executive Officer, and Secretary	None

Daniel Applegarth 17606 Wright Street Omaha, Nebraska 68130	Treasurer/FINOP	None

Mike Nielsen 17606 Wright Street Omaha, Nebraska 68130	Chief Compliance Officer and AML Compliance Officer	None

Bill Wostoupal 17606 Wright Street Omaha, Nebraska 68130	President	None

Item 32(c). Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of the Registrant are located, in whole or in part, at the office of the registrant, 1620 Dodge Street, Stop 1089, Omaha, NE  68197, and the following locations:

First National of Nebraska, Inc., One First National Center, Omaha, NE  68102

Tributary Capital Management, LLC, 1620 Dodge Street, Stop 1089, Omaha, NE  68197

Office of the Co-Administrator, 225 West Wacker Drive, Suite 1200, Chicago, IL  60606

Office of the Transfer Agent, 210 West 10th Street, Kansas City, MO 64105

JPMorgan Chase Bank, N.A., One Chase Manhattan Plaza, New York, NY  10005

First National Fund Advisers, 215 West Oak Street, Fort Collins, CO  80521

First National Fund Advisers, 14010 FNB Parkway, Omaha, NE 68154

Iron Mountain Incorporated, 1601 Leavenworth, Omaha, NE  68102

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

EXHIBIT INDEX

(i)(2)              Consent of Husch Blackwell LLP, attached hereto as EX 99.28(i)(2).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the Securities Act of 1933, as amended, and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on the 26th day of September, 2014.

Tributary Funds, Inc.

By:	*
Name:	Stephen R. Frantz
Title:	President
Date:	September 26, 2014

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*
Stephen R. Frantz	President and Chairman	September 26, 2014
of the Board of Directors

/s/ Daniel W. Koors
Daniel W. Koors	Treasurer	September 26, 2014

*
John J. McCartney	Director	September 26, 2014

*
Gary D. Parker	Director	September 26, 2014

*
Robert A. Reed	Director	September 26, 2014

/s/ Emily J. Bennett
*By: Emily J. Bennett	Attorney-in-Fact	September 26, 2014

* Emily J. Bennett signs this document on behalf of each of the foregoing persons pursuant to the Limited Power of Attorney which is incorporated by reference to Exhibit (j)(2) to this Post-Effective Amendment.